UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7529

Asian Small Companies Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

Asian Small Companies Portfolio                                                                                                        as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
China — 10.4%
Containers & Packaging — 2.3%
AMVIG Holdings Ltd.	17,484,000	$16,744,458
		$16,744,458
Distributors — 1.0%
Huabao International Holdings Ltd.	10,250,000	$7,415,827
		$7,415,827
Hotels, Restaurants & Leisure — 1.3%
Ctrip.Com International Ltd. ADR	125,104	$9,559,197
		$9,559,197
Personal Products — 2.1%
Beauty China Holdings Ltd.	17,813,000	$12,799,539
EcoGreen Fine Chemicals Group	4,352,000	2,108,904
		$14,908,443
Textiles, Apparel & Luxury Goods — 3.7%
Ports Design Ltd.	9,161,500	$26,810,294
		$26,810,294
Total China (identified cost $38,819,343)		$75,438,219
Hong Kong — 9.7%
Distributors — 1.0%
Integrated Distribution Services Group Ltd.	2,322,000	$7,064,587
		$7,064,587
Hotels, Restaurants & Leisure — 1.5%
Fairwood Holdings Ltd.	7,674,000	$10,684,781
		$10,684,781
Textiles, Apparel & Luxury Goods — 7.2%
EganaGoldpfeil Holdings Ltd.	30,845,466	$23,232,641
Peace Mark Holdings Ltd.	23,814,000	28,962,815
		$52,195,456
Total Hong Kong (identified cost $29,038,503)		$69,944,824
Malaysia — 16.8%
Chemicals — 2.0%
Kossan Rubber Industries BHD	9,175,100	$14,317,127
		$14,317,127
Construction Materials — 3.3%
Lafarge Malayan Cement BHD	46,946,100	$23,781,691
		$23,781,691

Electronic Equipment & Instruments — 2.1%
Uchi Technologies BHD	15,732,000	$15,291,379
		$15,291,379
Health Care Providers & Services — 2.0%
Pantai Holdings BHD (2)	18,910,300	$14,745,416
		$14,745,416
Software — 2.6%
Silverlake Axis Ltd.	36,252,000	$18,645,894
		$18,645,894
Stationery - Office Supplies — 2.1%
Pelikan International Corp.	10,347,600	$15,137,155
		$15,137,155
Wireless Telecommunication Services — 2.7%
Digi.Com BHD	3,130,800	$19,139,417
		$19,139,417
Total Malaysia (identified cost $74,758,769)		$121,058,079
Philippines — 2.6%
Construction Materials — 2.6%
Holcim Philippines, Inc.	100,332,000	$18,468,262
		$18,468,262
Total Philippines (identified cost $15,736,596)		$18,468,262
Republic of Korea — 2.6%
Commercial Services & Supplies — 1.5%
Fursys, Inc.	367,240	$10,817,463
		$10,817,463
Software — 1.1%
Duzon Digital Ware Co. Ltd.	400,982	$7,966,716
		$7,966,716
Total Republic of Korea (identified cost $15,671,389)		$18,784,179
Singapore — 32.8%
Air Freight & Logistics — 3.0%
Goodpack Ltd.	15,703,000	$21,822,380
		$21,822,380
Communications Equipment — 2.4%
Datacraft Asia Ltd.	14,170,000	$17,570,800
		$17,570,800

Computer Peripherals — 2.0%
Unisteel Tech Ltd.	10,240,000	$14,620,453
		$14,620,453
Diversified Consumer Services — 6.2%
China Education Ltd. (1)	22,229,000	$10,525,888
Hartford Education Corp. Ltd.	2,691,175	923,775
Raffles Education Corp. Ltd.	25,068,000	33,256,186
		$44,705,849
Energy Equipment & Services — 5.8%
Ezra Holdings Ltd.	11,225,760	$41,905,095
		$41,905,095
Health Care Equipment & Supplies — 1.3%
LMA International NV (1)	24,220,000	$9,037,705
		$9,037,705
IT Services — 3.2%
CSE Global Ltd.	27,481,500	23,351,665
		$23,351,665
Oil and Gas — 1.3%
Chemoil Energy Ltd. (1)	11,071,000	$9,742,480
		$9,742,480
Real Estate Investment Trusts (REITs) — 3.1%
Ascott Residence Trust	17,409,000	$22,396,981
		$22,396,981
Real Estate Management & Development — 3.2%
Ascott Group Ltd.	18,790,000	$22,840,529
		$22,840,529
Specialty Retail — 1.3%
FJ Benjamin Holdings Ltd.	12,375,000	$7,340,982
Pertama Holdings Ltd.	7,217,000	2,033,062
		$9,374,044
Total Singapore (identified cost $141,595,106)		$237,367,981
Taiwan — 13.3%
Commercial Services & Supplies — 1.7%
Taiwan-Sogo Shinkong Security Corp.	12,753,600	$12,265,526
		$12,265,526
Electronic Equipment & Instruments — 2.5%
Av Tech Corp.	3,139,430	$18,312,315
		$18,312,315
Hotels, Restaurants & Leisure — 1.9%
Formosa International Hotels Corp.	1,423,157	$13,836,121
		$13,836,121

Leisure Equipment & Products — 2.2%
Johnson Health Tech Co. Ltd.	3,012,325	$15,811,798
		$15,811,798
Machinery — 2.8%
Awea Mechantronic Co. Ltd.	5,522,840	$11,323,104
Nak Sealing Technologies Corp.	6,099,000	8,439,322
		$19,762,426
Metals & Mining — 2.2%
Gloria Material Tech Corp.	9,605,000	$15,853,891
		$15,853,891
Total Taiwan (identified cost $71,497,482)		$95,842,077
Thailand — 11.5%
Health Care Providers & Services — 2.3%
Bumrungrad Hospital Public Co. Ltd. (3)	12,168,100	$16,336,557
		$16,336,557
Hotels, Restaurants & Leisure — 2.1%
Minor International Public Co. Ltd. (3)	45,314,790	$15,569,395
		$15,569,395
Media — 2.7%
Major Cineplex Public Co. Ltd. (3)	27,791,000	$14,041,937
Workpoint Entertainment Public Co. Ltd. (1) (3)	8,330,600	5,243,456
		$19,285,393
Real Estate Management & Development — 1.9%
Central Pattana PCL (3)	19,567,000	$13,502,275
		$13,502,275
Wireless Telecommunication Services — 2.5%
Total Access Communication PCL (1)	14,562,000	$18,056,880
		$18,056,880
Total Thailand (identified cost $45,597,015)		$82,750,500
Total Common Stocks (identified cost $432,714,203)		$719,654,121

Warrants — 0.1%

Security	Shares	Value
Thailand — 0.1%
Minor International Public Co. Ltd., Exp. 3/29/08, strike price THB 5.80 (1)	3,690,779	$618,060
		$618,060
Total Thailand (identified cost $0)		$618,060
Total Warrants (identified cost $0)		$618,060
Total Investments — 99.8% (identified cost $432,714,203)		$720,272,181
Other Assets, Less Liabilities — 0.2%		$1,688,015
Net Assets — 100.0%		$721,960,196

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

Country Concentration of Portfolio

	Percentage of
Country	Net Assets	Value
Singapore	32.8%	$237,367,981
Malaysia	16.8	121,058,079
Taiwan	13.3	95,842,077
Thailand	11.6	83,368,560
China	10.4	75,438,219
Hong Kong	9.7	69,944,824
Republic of Korea	2.6	18,784,179
Philippines	2.6	18,468,262
Total	99.8%	$720,272,181

The Portfolio did not have any open financial instruments at May 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$432,736,530
Gross unrealized appreciation	$292,417,968
Gross unrealized depreciation	(4,882,317)
Net unrealized appreciation	$287,535,651

The net unrealized appreciation on currency was $16,994.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	July 19, 2007

By:	/w/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	July 19, 2007